Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets, Net [Abstract]
Prepayments to vendors and content providers	¥ 196,466		¥ 203,972
Input value-added tax to be deducted	184,061		82,966
Interests receivable	129,989		103,531
Prepayment of income tax	78,101		58,601
Receivables from the exercise of vested share options and individual income tax paid on behalf of employees related to share-based awards	45,217		13,285
Loan to a third party	12,850		11,350
Prepayments to third-party payment platform	8,710		6,093
Others	9,574		15,634
Less: expected credit loss provision	(23)		(324)
Total	¥ 664,945	$ 104,344	¥ 495,108